Summary of Significant Accounting Policies - Schedule of Exchange Rates Used to Translate Amounts (Details)	Dec. 31, 2024	Dec. 31, 2023
RMB into U.S. Dollars [Member]
Schedule of Exchange Rates Used to Translate Amounts [Line Items]
Balance Sheet Date Rates	7.1884	7.0827
Average Rates	7.1217	7.0467
Euro into U.S. Dollars [Member]
Schedule of Exchange Rates Used to Translate Amounts [Line Items]
Balance Sheet Date Rates	0.9552	0.9012
Average Rates	0.9503	0.9153